Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Parenthetical) (Detail) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 29, 2019 USD ($)	Mar. 29, 2019 JPY (¥)
Disclosure Of Prepayments And Other Assets [Line Items]
Advance towards purchase of business	$ 30
Infosys Consulting Pte Limited | HIPUS Co. Ltd.
Disclosure Of Prepayments And Other Assets [Line Items]
Percentage of voting interests to be acquired		81.00%	81.00%
Advance towards purchase of business		$ 30	¥ 3,290